Financial Instruments - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Increase percentage of significant unobservable inputs discount rate	1.00%	1.00%	0.10%
Fair value of unquoted shares decreased	$ 3,800		$ 7,200		$ 116
Fair value of bonds decreased	$ 154,000	$ 4,697	$ 2,000
Percentage of trade receivables	47.00%		39.00%		47.00%
Bottom of range [member] | Actuarial assumption of discount rates [member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs discount rate	20.00%	20.00%
Top of range [member] | Actuarial assumption of discount rates [member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs discount rate	30.00%	30.00%
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease in profit before tax	$ 1,049,000	$ 31,991	$ 660,000	$ 794,000
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	274,000		148,000	60,000	$ 8,356
Other price risk [member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease in profit before tax	$ 53,000	$ 1,616	$ 46,500	$ 50,000
Equity debt ratio	1.00%	1.00%	1.00%	1.00%
Increase decrease in other comprehensive income	$ 129,000	$ 3,934	$ 6,000	$ 5,000